Summary of Significant Accounting Policies - Sales Incentives (Details)	6 Months Ended
	Jun. 30, 2021 USD ($) item	Jun. 30, 2020 USD ($)
Revenue Recognition
Number of general pricing models | item	2
Sales rebates | $	$ 8,271,721	$ 39,890,475